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Fuller & Thaler Behavioral Small-Cap Growth Fund
SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND
Investment Objective
The Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Small-Cap Growth Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus.   No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000.  The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - Fuller & Thaler Behavioral Small-Cap Growth Fund	A Shares	C Shares	Investor Shares	Institutional Shares	R6 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Small-Cap Growth Fund		A Shares	C Shares	Investor Shares	Institutional Shares	R6 Shares
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		1.05%	1.02%	1.47%	1.40%	1.34%
Total Annual Fund Operating Expenses		2.15%	2.87%	2.57%	2.25%	2.19%
Expense Reductions	[1]	(0.85%)	(1.07%)	(1.32%)	(1.26%)	(1.29%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.30%	1.80%	1.25%	0.99%	0.90%
[1]	The Fund's investment adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler" or the "Adviser") has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80% 1.25%, 0.99%, and 0.90% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets through January 31, 2021. Previously, effective December 20, 2017 through December 19, 2018, the Adviser had contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.24%, 0.99% and 0.90% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Fund's participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. Prior to February 1, 2020, the Adviser did not reimburse the Fund for custodial overdraft fees and expenses associated with the Fund's participation in an alternative liquidity program. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - Fuller & Thaler Behavioral Small-Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
A Shares	700	1,132	1,589	2,852
C Shares	183	788	1,419	3,118
Investor Shares	127	674	1,247	2,806
Institutional Shares	101	582	1,090	2,487
R6 Shares	92	561	1,056	2,422

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2019 was 127% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small-cap companies as companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the largest company in the Russell 2000® index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market(r), Nasdaq Capital Market(r), or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2019, the market capitalization of a small cap company would be $7.39 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell 2000® Index will change as a result of market conditions and reconstitution of the Index. The Fund screens for companies that historically have above average earnings or sales growth and retention of earnings. Often such companies have above average price to earnings ratios.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to earnings announcements and other news that suggest investor under-reaction and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. The Fund screens for companies that historically have above average earnings or sales growth and retention of earnings. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2000® Growth Index.

While income-generating funds typically invest in stocks with high dividends, funds seeking capital appreciation typically invest in stocks without significant dividends but try to generate returns for investors through price appreciation.  Funds can seek price appreciation with low turnover—holding each stock for many years and expecting each stock to go up in price for years—or with higher turnover—holding each stock for months or quarters, and expecting each stock to go up in price during the months and quarters the stock is held.  The Fund typically buys small-cap stocks with high growth prospects, that often do not pay dividends.  And we hold stocks on average less than a year, although we may hold for shorter or much longer periods of time—as long as we believe the price is likely to continue appreciating.  Thus, while the fund may hold individual stocks for less than a year, the goal of the Fund’s holdings and trading is long-term capital appreciation of the Fund as a whole.

The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund’s principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 2000 Growth Index, the Fund’s benchmark index. A  BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. The Fund’s portfolio is expected to have diversification with respect to sectors.

The Fund typically expects to hold from 25 to 50 positions, with individual position sizes typically ranging up to 7% of the Fund’s net assets. Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, market beta, and other characteristics.

Principal Investment Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order). Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under-reaction. .. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criteria; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year.

The table shows the average annual returns of the Investor Shares, Institutional Shares and R6 Shares, for the periods of 1 Year and Since Inception compared to a broad-based market index. Performance information for A Shares and C Shares will be included when those share classes have been operational for a full calendar year. A Shares and C Shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Small-Cap Growth Fund Calendar Year Total Returns – Institutional Shares

Highest and Lowest Quarter  Returns
 (for periods shown in the bar chart)

Highest	4/1/2018 – 6/30/2018	17.53%
Lowest	10/1/2018 – 12/31/2018	(25.88)%

The Fund’s Institutional Shares year-to-date return as of September 30, 2019 was 8.67%.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2018)
Average Annual Total Returns - Fuller & Thaler Behavioral Small-Cap Growth Fund		1 Year	Since Inception [2]
A Shares	[1]	none	none
C Shares	[1]	none	none
Investor Shares		0.66%	(0.44%)
Institutional Shares		0.91%	(0.19%)
Institutional Shares | After Taxes on Distributions	[3]	0.91%	(0.19%)
Institutional Shares | After Taxes on Distributions and Sales	[3]	0.54%	(0.15%)
R6 Shares		1.01%	(0.10%)
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[4]	(9.31%)	(9.50%)
[1]	Performance for A Shares and C Shares will be included when those share classes have been operational for a full calendar year. The Fund's A Shares and C Shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
[2]	The inception date of the Fund's Institutional Shares, Investor Shares and R6 Shares is December 21, 2017. The Fund's Class A Shares and Class C Shares commenced operations on December 19, 2018.
[3]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Investor shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[4]	The Russell 2000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund's portfolio. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.